Share-Based Payments - Summary of ADS Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance, number of options and rights | shares	25,450,000	22,988,000	16,644,000
To employees and directors under the LTIP and NED Plan, number of options and rights | shares	9,850,000	10,050,000	8,400,000
Exercised during the year, number of options and rights | shares		(6,613,000)	(2,056,000)
Expired during the year, number of options and rights | shares		(975,000)
Balance, number of options and rights | shares	35,300,000	25,450,000	22,988,000
Outstanding options and rights exercisable | shares	20,024,203	10,842,234	12,857,589
Balance, weighted average exercise price | $ / shares	$ 1.04	$ 1.16	$ 1.28
To employees and directors under the LTIP and NED Plan, weighted average exercise price | $ / shares	0.3	0.58	0.77
Exercised during the year, weighted average exercise price | $ / shares		0.62	0.58
Expired during the year, weighted average exercise price | $ / shares		0.61
Balance, weighted average exercise price | $ / shares	0.89	1.04	1.16
Exercisable at end of year, weighted average exercise price | $ / shares	$ 1.18	$ 1.48	$ 0.97
American Depository Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance, number of options and rights | shares	1,505,000	925,000
To employees and directors under the LTIP and NED Plan, number of options and rights | shares	4,768,000	755,000	925,000
Expired during the year, number of options and rights | shares	(525,000)	(175,000)
Balance, number of options and rights | shares	5,748,000	1,505,000	925,000
Outstanding options and rights exercisable | shares	537,914	250,000
Balance, weighted average exercise price | $ / shares	$ 5.81	$ 6.75
To employees and directors under the LTIP and NED Plan, weighted average exercise price | $ / shares	1.97	5.07	$ 6.75
Expired during the year, weighted average exercise price | $ / shares	5.62	7.62
Balance, weighted average exercise price | $ / shares	2.64	5.81	$ 6.75
Exercisable at end of year, weighted average exercise price | $ / shares	$ 6.01	$ 6.7